UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SHORT-TERM BOND FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48482-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SHORT-TERM BOND FUND
April 30, 2014 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (37.8%)

            CONSUMER DISCRETIONARY (2.6%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.0%)
$   1,183   PVH Corp. (a)                                               3.25%       2/13/2020      $    1,188
                                                                                                   ----------
            AUTOMOBILE MANUFACTURERS (0.7%)
   10,000   Ford Motor Credit Co., LLC                                  3.88        1/15/2015          10,232
    5,000   Ford Motor Credit Co., LLC                                 12.00        5/15/2015           5,580
    5,000   Ford Motor Credit Co., LLC                                  1.70        5/09/2016           5,063
    5,000   Ford Motor Credit Co., LLC                                  2.38        1/16/2018           5,076
                                                                                                   ----------
                                                                                                       25,951
                                                                                                   ----------
            CABLE & SATELLITE (0.6%)
    2,000   CSC Holdings, LLC (a),(b)                                   2.20        4/16/2018           1,999
   15,000   NBCUniversal Enterprise (c)                                 0.91 (d)    4/15/2018          15,176
    5,000   NBCUniversal Media, LLC                                     3.65        4/30/2015           5,162
                                                                                                   ----------
                                                                                                       22,337
                                                                                                   ----------
            CATALOG RETAIL (0.1%)
    3,000   QVC, Inc. (c)                                               3.13        4/01/2019           3,020
                                                                                                   ----------
            HOME FURNISHINGS (0.1%)
    4,153   Tempur Sealy International, Inc. (a)                        3.50        3/18/2020           4,133
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.2%)
    7,000   Whirlpool Corp.                                             1.35        3/01/2017           7,004
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.2%)
    4,862   Regal Cinemas Corp. (a)                                     2.68        8/23/2017           4,874
                                                                                                   ----------
            RESTAURANTS (0.4%)
   15,000   Aramark Corp. (a)                                           3.25        9/07/2019          14,861
                                                                                                   ----------
            SPECIALTY STORES (0.3%)
   10,000   Staples, Inc. (e)                                           2.75        1/12/2018          10,136
                                                                                                   ----------
            Total Consumer Discretionary                                                               93,504
                                                                                                   ----------
            CONSUMER STAPLES (0.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    5,000   Cargill, Inc. (c)                                           1.90        3/01/2017           5,068
    3,000   Ingredion, Inc.                                             3.20       11/01/2015           3,091
                                                                                                   ----------
                                                                                                        8,159
                                                                                                   ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
   10,000   Costco Wholesale Corp. (f)                                  0.65       12/07/2015          10,039
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.2%)
    5,000   Kraft Foods Group, Inc.                                     2.25        6/05/2017           5,130
                                                                                                   ----------
            SOFT DRINKS (0.0%)
    1,000   Coca-Cola Co.                                               1.80        9/01/2016           1,025
                                                                                                   ----------

================================================================================

1  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            TOBACCO (0.1%)
$   5,000   Lorillard Tobacco Co.                                      2.30%        8/21/2017      $    5,107
                                                                                                   ----------
            Total Consumer Staples                                                                     29,460
                                                                                                   ----------
            ENERGY (4.5%)
            -------------
            OIL & GAS DRILLING (0.4%)
    5,000   Nabors Industries, Inc. (c)                                2.35         9/15/2016           5,115
    5,000   Noble Holding International Ltd. (e)                       3.45         8/01/2015           5,166
    5,000   Transocean, Inc. (e)                                       5.05        12/15/2016           5,443
                                                                                                   ----------
                                                                                                       15,724
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    4,000   EQT Corp.                                                  6.50         4/01/2018           4,493
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    5,000   Phillips 66                                                2.95         5/01/2017           5,234
    5,578   Tesoro Corp. (a)                                           2.40         5/30/2016           5,612
                                                                                                   ----------
                                                                                                       10,846
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (3.7%)
    3,000   Buckeye Partners                                           5.30        10/15/2014           3,061
    7,150   Copano Energy, LLC                                         7.13         4/01/2021           8,103
    5,000   El Paso Pipeline Partners Operating Co., LLC (e)           4.10        11/15/2015           5,250
    5,000   Enbridge Energy Partners, LP                               5.35        12/15/2014           5,143
    2,000   Enbridge Energy Partners, LP                               9.88         3/01/2019           2,638
   11,400   Enbridge Energy Partners, LP                               8.05        10/01/2037          12,930
    2,300   Energy Transfer Partners, LP                               5.95         2/01/2015           2,387
    1,000   Energy Transfer Partners, LP                               9.70         3/15/2019           1,301
   12,000   Energy Transfer Partners, LP                               3.26 (d)    11/01/2066          11,160
    2,000   Enterprise Products Operating, LP                          3.70         6/01/2015           2,066
    5,000   Enterprise Products Operating, LP                          1.25         8/13/2015           5,033
    1,247   Kern River Funding Corp. (c)                               6.68         7/31/2016           1,354
    4,380   Kern River Funding Corp. (c)                               4.89         4/30/2018           4,709
    5,000   Kinder Morgan Energy Partners, LP                          3.50         3/01/2016           5,223
    4,000   NGPL PipeCo, LLC (c)                                       7.12        12/15/2017           3,980
   16,968   NuStar Logistics, LP (e)                                   8.15         4/15/2018          19,428
    4,000   Plains All American Pipeline, LP                           3.95         9/15/2015           4,173
    5,000   Rockies Express Pipeline, LLC (c)                          3.90         4/15/2015           5,094
   12,000   Sabine Pass LNG, LP                                        7.50        11/30/2016          13,380
    5,014   Southeast Supply Header (c)                                4.85         8/15/2014           5,065
    5,000   Spectra Energy Partners, LP                                2.95         6/15/2016           5,206
    4,845   Williams Partners, LP                                      3.80         2/15/2015           4,963
                                                                                                   ----------
                                                                                                      131,647
                                                                                                   ----------
            Total Energy                                                                              162,710
                                                                                                   ----------
            FINANCIALS (18.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    5,000   State Street Corp.                                         1.35         5/15/2018           4,925
                                                                                                   ----------
            CONSUMER FINANCE (1.1%)
   12,000   Ally Financial, Inc.                                       4.63         6/26/2015          12,482
    5,000   Capital One Financial Corp.                                2.13         7/15/2014           5,017
   15,000   Capital One Financial Corp.                                1.00        11/06/2015          15,039
    5,000   John Deere Capital Corp.                                   0.88         4/17/2015           5,032
    3,000   Paccar Financial Corp.                                     0.49 (d)     6/05/2014           3,001
                                                                                                   ----------
                                                                                                       40,571
                                                                                                   ----------
            DIVERSIFIED BANKS (1.1%)
    4,000   Compass Bank                                               6.40        10/01/2017           4,416
    4,000   HSBC USA, Inc.                                             2.38         2/13/2015           4,064
   10,000   Santander Holdings USA, Inc.                               3.00         9/24/2015          10,290
   14,000   U.S. Bancorp                                               3.44         2/01/2016          14,589

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   5,000   Wells Fargo & Co.                                          3.63%        4/15/2015      $    5,155
                                                                                                   ----------
                                                                                                       38,514
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (1.8%)
    1,000   MetLife Global Funding I (c)                               5.13         6/10/2014           1,005
    3,000   MetLife Global Funding I (c)                               2.00         1/09/2015           3,034
    5,000   MetLife Global Funding I (c)                               3.65         6/14/2018           5,323
    5,000   MetLife Institutional Funding II (c)                       1.63         4/02/2015           5,056
    5,000   New York Life Global Funding (c)                           1.30         1/12/2015           5,033
    5,000   New York Life Global Funding (c)                           3.00         5/04/2015           5,118
   10,000   New York Life Global Funding (c)                           1.30        10/30/2017           9,943
    3,000   Pricoa Global Funding I (c)                                5.45         6/11/2014           3,015
    5,000   Principal Life Income Funding Trust                        5.55         4/27/2015           5,253
   19,200   Prudential Covered Trust (c)                               3.00         9/30/2015          19,740
                                                                                                   ----------
                                                                                                       62,520
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.8%)
   10,000   American Intl Group, Inc.                                  5.85         1/16/2018          11,424
    2,545   Glen Meadow Pass-Through Trust (c)                         6.51         2/12/2067           2,545
    5,465   Kemper Corp.                                               6.00        11/30/2015           5,868
    9,000   MassMutual Global Funding, LLC (c)                         2.10         8/02/2018           9,089
                                                                                                   ----------
                                                                                                       28,926
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.9%)
    8,000   Berkshire Hathaway Finance Corp.                           4.85         1/15/2015           8,254
   21,856   Leucadia National Corp.                                    8.13         9/15/2015          23,832
                                                                                                   ----------
                                                                                                       32,086
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   15,000   Bank of America Corp.                                      1.50        10/09/2015          15,148
    5,000   Bank of America, N.A.                                      6.10         6/15/2017           5,651
      200   Citigroup Capital XIII                                     7.88        10/30/2040           5,462
    7,000   Citigroup, Inc.                                            5.00         9/15/2014           7,113
    5,000   Citigroup, Inc.                                            4.45         1/10/2017           5,404
    5,000   Countrywide Financial Corp.                                6.25         5/15/2016           5,478
    6,000   General Electric Capital Corp.                             0.84 (d)    12/11/2015           6,047
    3,000   General Electric Capital Corp.                             0.43 (d)     1/08/2016           3,002
    2,000   International Lease Finance Corp. (c)                      6.50         9/01/2014           2,045
   10,000   International Lease Finance Corp.                          2.18 (d)     6/15/2016          10,150
    5,000   JPMorgan Chase & Co.                                       0.98 (d)     5/02/2014           5,000
    5,000   JPMorgan Chase & Co.                                       3.40         6/24/2015           5,155
   10,000   JPMorgan Chase & Co.                                       0.89 (d)    10/15/2015          10,056
    5,000   JPMorgan Chase & Co.                                       1.35         2/15/2017           5,012
                                                                                                   ----------
                                                                                                       90,723
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (2.0%)
   12,000   Allstate Corp.                                             6.13         5/15/2067          12,735
   17,016   Chubb Corp.                                                6.38         3/29/2067          18,973
   12,420   Oil Insurance Ltd. (c)                                     3.22 (d)              -(g)      11,809
   13,080   Progressive Corp.                                          6.70         6/15/2037          14,558
   13,100   White Mountains Insurance Group Ltd. (c)                   6.38         3/20/2017          14,604
                                                                                                   ----------
                                                                                                       72,679
                                                                                                   ----------
            REGIONAL BANKS (2.8%)
    8,000   Allfirst Preferred Capital Trust                           1.73 (d)     7/15/2029           6,960
    2,000   BB&T Corp.                                                 3.95         4/29/2016           2,125
    8,000   BB&T Corp.                                                 1.09 (d)     6/15/2018           8,128
    5,000   Cullen/Frost Bankers, Inc.                                 0.77 (d)     2/15/2017           4,962
    5,000   First Niagara Financial Group, Inc.                        6.75         3/19/2020           5,748
   10,000   Huntington National Bank                                   1.35         8/02/2016          10,059
    5,000   Huntington National Bank                                   1.38         4/24/2017           5,003
    5,000   Key Bank, N.A.                                             5.80         7/01/2014           5,043
    5,000   Manufacturers & Traders Trust Co.                          1.25         1/30/2017           5,013
    3,160   Regions Financial Corp.                                    7.75        11/10/2014           3,279
    2,000   Regions Financial Corp.                                    5.75         6/15/2015           2,105

================================================================================

3  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$  15,000   Suntrust Bank                                              0.53% (d)    8/24/2015      $   14,972
   16,400   Susquehanna Bancshares, Inc.                               2.06 (d)     5/01/2014          16,400
    5,000   Union Bank, N.A.                                           2.13         6/16/2017           5,098
    4,900   Zions Bancorp                                              5.50        11/16/2015           5,165
                                                                                                   ----------
                                                                                                      100,060
                                                                                                   ----------
            REITs - DIVERSIFIED (0.2%)
    3,000   Liberty Property, LP                                       5.13         3/02/2015           3,109
    4,555   Washington REIT                                            5.35         5/01/2015           4,733
                                                                                                   ----------
                                                                                                        7,842
                                                                                                   ----------
            REITs - HEALTH CARE (0.5%)
    5,000   HCP, INC                                                   6.00         3/01/2015           5,219
    2,950   Nationwide Health Properties, Inc.                         6.90        10/01/2037           3,585
    5,000   Ventas Realty, LP                                          3.13        11/30/2015           5,186
    3,000   Ventas Realty, LP                                          4.00         4/30/2019           3,207
                                                                                                   ----------
                                                                                                       17,197
                                                                                                   ----------
            REITs - INDUSTRIAL (0.2%)
    5,000   ProLogis, LP                                               6.25         3/15/2017           5,597
                                                                                                   ----------
            REITs - OFFICE (1.4%)
   10,000   ARC Properties Operating Partnership, LP /
               Clark Acquisitions, LLC (c)                             2.00         2/06/2017          10,019
    2,000   BioMed Realty, LP                                          3.85         4/15/2016           2,105
    9,000   Boston Properties, LP                                      3.70        11/15/2018           9,596
    4,000   CommonWealth REIT                                          6.25         8/15/2016           4,253
    2,000   CommonWealth REIT                                          6.25         6/15/2017           2,147
    3,000   Mack-Cali Realty, LP                                       5.13         1/15/2015           3,082
    7,000   Mack-Cali Realty, LP                                       2.50        12/15/2017           7,085
    2,000   Reckson Operating Partnership, LP                          5.88         8/15/2014           2,026
    7,680   Reckson Operating Partnership, LP                          6.00         3/31/2016           8,305
                                                                                                   ----------
                                                                                                       48,618
                                                                                                   ----------
            REITs - RESIDENTIAL (0.8%)
   11,664   AvalonBay Communities, Inc.                                5.70         3/15/2017          13,087
    2,780   ERP Operating, LP                                          5.38         8/01/2016           3,055
    7,095   Essex Portfolio, LP (c)                                    5.50         3/15/2017           7,881
    3,000   UDR, Inc.                                                  5.25         1/15/2015           3,096
    2,000   UDR, Inc.                                                  5.25         1/15/2016           2,134
                                                                                                   ----------
                                                                                                       29,253
                                                                                                   ----------
            REITs - RETAIL (1.2%)
    3,082   Equity One, Inc.                                           5.38        10/15/2015           3,272
    4,500   Federal Realty Investment Trust                            5.65         6/01/2016           4,926
    4,000   Kimco Realty Corp.                                         5.58        11/23/2015           4,284
    5,749   National Retail Properties, Inc.                           6.15        12/15/2015           6,207
   11,355   Realty Income Corp.                                        2.00         1/31/2018          11,259
    6,055   Regency Centers, LP                                        5.25         8/01/2015           6,374
    7,000   Simon Property Group, LP                                   6.13         5/30/2018           8,152
                                                                                                   ----------
                                                                                                       44,474
                                                                                                   ----------
            REITs - SPECIALIZED (1.0%)
   15,000   American Tower Corp.                                       3.40         2/15/2019          15,484
    5,000   Health Care REIT, Inc.                                     3.63         3/15/2016           5,250
    2,505   Health Care REIT, Inc.                                     4.13         4/01/2019           2,691
    3,843   Healthcare Realty Trust                                    6.50         1/17/2017           4,330
    4,128   Hospitality Properties Trust                               5.13         2/15/2015           4,175
    3,500   Hospitality Properties Trust                               5.63         3/15/2017           3,833
                                                                                                   ----------
                                                                                                       35,763
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.2%)
    6,600   Chittenden Corp.                                           0.92 (d)     2/14/2017           6,548
                                                                                                   ----------
            Total Financials                                                                          666,296
                                                                                                   ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE (2.0%)
            ------------------
            HEALTH CARE DISTRIBUTORS (0.2%)
$   7,000   McKesson Corp.                                             0.64% (d)    9/10/2015      $    7,011
                                                                                                   ----------
            HEALTH CARE EQUIPMENT (0.3%)
   10,000   Mallinckrodt International Finance S.A.                    3.50         4/15/2018           9,975
                                                                                                   ----------
            HEALTH CARE SERVICES (0.8%)
   10,000   Express Scripts Holding Co.                                2.10         2/12/2015          10,117
   13,816   Express Scripts Holding Co. (a)                            1.90         8/29/2016          13,829
    5,000   Express Scripts Holding Co.                                2.65         2/15/2017           5,190
                                                                                                   ----------
                                                                                                       29,136
                                                                                                   ----------
            PHARMACEUTICALS (0.7%)
   10,000   AbbVie, Inc.                                               1.00 (d)    11/06/2015          10,097
    1,000   Mylan, Inc. (c)                                            6.00        11/15/2018           1,053
    6,895   Valeant Pharmaceuticals International, Inc. (a)            3.75         2/13/2019           6,903
      985   Valeant Pharmaceuticals International, Inc. (a)            3.75        12/11/2019             984
    6,000   Zoetis, Inc.                                               1.88         2/01/2018           5,993
                                                                                                   ----------
                                                                                                       25,030
                                                                                                   ----------
            Total Health Care                                                                          71,152
                                                                                                   ----------
            INDUSTRIALS (3.1%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
    1,995   Alliant Techsystems, Inc. (a)                              3.50        11/01/2020           1,997
    5,000   L-3 Communications Corp.                                   3.95        11/15/2016           5,336
      988   TransDigm, Inc. (a)                                        3.50         2/14/2017             991
    3,970   TransDigm, Inc. (a)                                        3.75         2/28/2020           3,956
    5,000   United Technologies Corp.                                  1.80         6/01/2017           5,093
                                                                                                   ----------
                                                                                                       17,373
                                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.2%)
    1,875   FedEx Corp. Pass-Through Trust (c)                         2.63         1/15/2018           1,903
    3,589   FedEx Corp. Pass-Through Trust                             6.85         1/15/2019           4,002
                                                                                                   ----------
                                                                                                        5,905
                                                                                                   ----------
            AIRLINES (0.7%)
    3,500   Aviation Capital Group Corp. (c)                           3.88         9/27/2016           3,617
   10,510   Continental Airlines, Inc. Pass-Through Trust              5.50         4/29/2022          11,088
    1,803   United Air Lines, Inc. Pass-Through Trust                  9.75         1/15/2017           2,073
    5,000   US Airways, Inc. (a)                                       3.00        11/23/2016           5,006
    5,000   US Airways, Inc. (a)                                       3.50         5/23/2019           4,969
                                                                                                   ----------
                                                                                                       26,753
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    2,000   CNH Capital, LLC                                           3.88        11/01/2015           2,060
    3,000   CNH Capital, LLC                                           3.63         4/15/2018           3,071
                                                                                                   ----------
                                                                                                        5,131
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
    3,560   Gates Investments, Inc. (a)                                3.75         9/29/2016           3,567
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
    5,000   United Rentals North America, Inc.                         5.75         7/15/2018           5,375
                                                                                                   ----------
            TRUCKING (1.4%)
    5,000   ERAC USA Finance, LLC (c)                                  1.40         4/15/2016           5,033
    5,000   ERAC USA Finance, LLC (c)                                  2.75         3/15/2017           5,160
    3,000   ERAC USA Finance, LLC (c)                                  6.38        10/15/2017           3,448
    5,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (c)       3.13         5/11/2015           5,115
   10,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (c)       2.50         3/15/2016          10,287

================================================================================

5  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   4,970   Penske Truck Leasing Co., LP / PTL Finance Corp. (c)       3.38%        3/15/2018      $    5,184
   14,000   Penske Truck Leasing Co., LP / PTL Finance Corp. (c)       2.88         7/17/2018          14,261
                                                                                                   ----------
                                                                                                       48,488
                                                                                                   ----------
            Total Industrials                                                                         112,592
                                                                                                   ----------
            INFORMATION TECHNOLOGY (1.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    5,000   Fiserv, Inc. (e)                                           3.13         6/15/2016           5,211
   10,000   Total System Services, Inc.                                2.38         6/01/2018           9,919
    7,000   Xerox Corp.                                                1.06 (d)     5/16/2014           7,001
    3,000   Xerox Corp.                                                2.95         3/15/2017           3,133
                                                                                                   ----------
                                                                                                       25,264
                                                                                                   ----------
            ELECTRONIC COMPONENTS (0.2%)
    2,000   Amphenol Corp.                                             4.75        11/15/2014           2,044
    5,000   Amphenol Corp.                                             2.55         1/30/2019           5,065
                                                                                                   ----------
                                                                                                        7,109
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,000   FLIR Systems, Inc.                                         3.75         9/01/2016           3,165
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    5,000   Tech Data Corp.                                            3.75         9/21/2017           5,215
                                                                                                   ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
   11,387   Dell, Inc.                                                 2.30         9/10/2015          11,515
                                                                                                   ----------
            Total Information Technology                                                               52,268
                                                                                                   ----------
            MATERIALS (0.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
    5,000   Petrohawk Energy Corp.                                     7.25         8/15/2018           5,290
                                                                                                   ----------
            PAPER PACKAGING (0.2%)
    3,378   Sealed Air Corp. (a)                                       2.69        10/03/2016           3,402
    3,442   Sealed Air Corp. (a)                                       3.00        10/03/2018           3,440
                                                                                                   ----------
                                                                                                        6,842
                                                                                                   ----------
            Total Materials                                                                            12,132
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    5,000   Centel Capital Corp.                                       9.00        10/15/2019           5,965
    4,400   Frontier Communications Corp.                              6.63         3/15/2015           4,603
   18,000   Verizon Wireless Capital, LLC                              2.50         9/15/2016          18,640
                                                                                                   ----------
                                                                                                       29,208
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   11,250   CC Holdings GS V, LLC / Crown Castle GS III Corp           2.38        12/15/2017          11,388
    5,000   iPCS, Inc. (h)                                             3.49 (d)     5/01/2014           5,000
                                                                                                   ----------
                                                                                                       16,388
                                                                                                   ----------
            Total Telecommunication Services                                                           45,596
                                                                                                   ----------
            UTILITIES (3.1%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
    3,000   Appalachian Power Co.                                      3.40         5/24/2015           3,087
    8,000   Duke Energy Corp.                                          2.10         6/15/2018           8,058
    6,700   Entergy Corp.                                              4.70         1/15/2017           7,185
   10,000   Entergy Texas, Inc.                                        3.60         6/01/2015          10,300
    7,000   FirstEnergy Corp.                                          2.75         3/15/2018           7,052

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,000   IPALCO Enterprises, Inc.                                   5.00%        5/01/2018      $    2,140
    3,000   NextEra Energy Capital Holdings, Inc.                      1.61         6/01/2014           3,003
    7,000   Otter Tail Corp.                                           9.00        12/15/2016           8,185
    3,300   PNM Resources, Inc.                                        9.25         5/15/2015           3,589
    2,200   PPL Energy Supply, LLC                                     5.70        10/15/2015           2,339
    9,000   PPL Energy Supply, LLC                                     6.20         5/15/2016           9,910
    1,142   Tri-State General & Transport Association
               Pass-Through Trust (c)                                  6.04         1/31/2018           1,199
                                                                                                   ----------
                                                                                                       66,047
                                                                                                   ----------
            GAS UTILITIES (0.6%)
      774   Alliance Pipeline, LP (c)                                  7.00        12/31/2019             858
    5,000   Florida Gas Transmission (c)                               4.00         7/15/2015           5,169
   13,000   Gulfstream Natural Gas System, LLC (c)                     5.56        11/01/2015          13,825
                                                                                                   ----------
                                                                                                       19,852
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    3,880   Calpine Corp. (a)                                          4.00         4/02/2018           3,890
    6,905   NRG Energy, Inc. (a)                                       2.75         7/02/2018           6,845
                                                                                                   ----------
                                                                                                       10,735
                                                                                                   ----------
            MULTI-UTILITIES (0.4%)
    1,000   Dominion Resources, Inc.                                   8.88         1/15/2019           1,283
   11,100   Integrys Energy Group, Inc.                                6.11        12/01/2066          11,148
    1,000   Puget Sound Energy, Inc.                                   6.75         1/15/2016           1,102
                                                                                                   ----------
                                                                                                       13,533
                                                                                                   ----------
            Total Utilities                                                                           110,167
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,330,869)                                          1,355,877
                                                                                                   ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (17.1%)

            CONSUMER DISCRETIONARY (1.6%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.6%)
    5,000   American Honda Finance Corp. (c)                           3.50         3/16/2015           5,134
   10,000   Daimler Finance N.A., LLC (c),(e)                          1.65         4/10/2015          10,113
    5,000   Daimler Finance N.A., LLC (c)                              1.30         7/31/2015           5,048
    5,000   Daimler Finance N.A., LLC (c)                              1.88         1/11/2018           5,025
   10,000   Hyundai Capital America (c)                                1.88         8/09/2016          10,156
    2,000   Hyundai Capital America (c)                                1.45         2/06/2017           2,004
    5,800   Hyundai Capital Services, Inc. (c)                         1.03 (d)     3/18/2017           5,816
   13,235   Nissan Motor Acceptance Corp. (c)                          0.79 (d)     3/03/2017          13,274
                                                                                                   ----------
                                                                                                       56,570
                                                                                                   ----------
            Total Consumer Discretionary                                                               56,570
                                                                                                   ----------
            CONSUMER STAPLES (0.4%)
            -----------------------
            BREWERS (0.1%)
    5,000   SABMiller Holdings, Inc. (c)                               2.45         1/15/2017           5,163
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
    5,000   Pernod Ricard S.A. (c)                                     2.95         1/15/2017           5,207
                                                                                                   ----------
            TOBACCO (0.1%)
    5,000   B.A.T. International Finance plc (c)                       2.13         6/07/2017           5,114
                                                                                                   ----------
            Total Consumer Staples                                                                     15,484
                                                                                                   ----------
            ENERGY (2.3%)
            -------------
            INTEGRATED OIL & GAS (1.4%)
    8,000   BP Capital Markets plc                                     1.63         8/17/2017           8,051
    2,000   Husky Energy, Inc.                                         5.90         6/15/2014           2,012
   10,000   Origin Energy Finance Ltd. (c)                             3.50        10/09/2018          10,279
   10,000   Petrobras Global Finance B.V.                              2.00         5/20/2016          10,011

================================================================================

7  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   5,000   Petrobras International Finance Co.                        2.88%        2/06/2015      $    5,068
   15,000   Shell International Finance B.V.                           1.13         8/21/2017          14,979
                                                                                                   ----------
                                                                                                       50,400
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    7,000   Canadian Natural Resources Ltd.                            0.61 (d)     3/30/2016           7,012
    4,000   Woodside Finance Ltd. (c)                                  4.50        11/10/2014           4,078
                                                                                                   ----------
                                                                                                       11,090
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    9,000   Enbridge, Inc.                                             5.80         6/15/2014           9,054
    3,250   Enbridge, Inc.                                             4.90         3/01/2015           3,365
    8,000   TransCanada Pipelines Ltd.                                 0.88         3/02/2015           8,031
                                                                                                   ----------
                                                                                                       20,450
                                                                                                   ----------
            Total Energy                                                                               81,940
                                                                                                   ----------
            FINANCIALS (7.4%)
            -----------------
            DIVERSIFIED BANKS (5.4%)
    9,000   ANZ New Zealand International Ltd. (c)                     1.85        10/15/2015           9,149
    4,000   Banco Santander Chile (c)                                  1.13 (d)     4/11/2017           4,003
    5,000   Bank of Montreal (c)                                       1.30        10/31/2014           5,025
    5,000   Bank of Montreal (c)                                       2.85         6/09/2015           5,137
    5,000   Bank of Montreal (c)                                       2.63         1/25/2016           5,185
    7,500   Barclays Bank plc (c),(f)                                  2.25         5/10/2017           7,728
    5,000   BPCE SA                                                    1.63         2/10/2017           5,034
    4,000   Canadian Imperial Bank (c)                                 2.60         7/02/2015           4,104
    2,000   Canadian Imperial Bank                                     2.35        12/11/2015           2,057
    2,000   Commonwealth Bank of Australia (c)                         2.25         3/16/2017           2,061
    5,000   DNB Bank ASA (c)                                           3.20         4/03/2017           5,266
    5,000   Lloyds Bank plc                                            4.20         3/28/2017           5,414
   13,000   National Australia Bank of New York                        0.90         1/20/2016          13,099
    7,000   National Australia Bank of New York                        2.75         3/09/2017           7,307
   16,000   Rabobank Nederland                                         0.71 (d)     3/18/2016          16,100
    5,000   Rabobank Nederland                                         3.38         1/19/2017           5,308
    2,000   Royal Bank of Canada                                       2.63        12/15/2015           2,067
   20,000   Royal Bank of Canada (e)                                   0.85         3/08/2016          20,087
    5,000   Royal Bank of Scotland Group plc                           9.50         3/16/2022           5,861
   14,350   Santander Bank, N.A.                                       8.75         5/30/2018          17,384
   18,000   Standard Chartered Bank (c)                                6.40         9/26/2017          20,462
    2,000   Standard Chartered plc (c)                                 3.85         4/27/2015           2,061
    5,000   Svenska Handelsbanken AB                                   2.88         4/04/2017           5,238
   10,000   Swedbank AB (c)                                            1.75         3/12/2018           9,936
    8,000   Toronto-Dominion Bank                                      1.40         4/30/2018           7,891
                                                                                                   ----------
                                                                                                      192,964
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.5%)
    2,000   Credit Suisse Group, AG                                    5.50         5/01/2014           2,000
    5,000   Deutsche Bank AG London                                    3.25         1/11/2016           5,208
   10,000   UBS AG London (c),(e)                                      1.88         1/23/2015          10,110
                                                                                                   ----------
                                                                                                       17,318
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    3,000   Brookfield Asset Management, Inc.                          5.80         4/25/2017           3,306
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.6%)
   20,000   ZFS Finance USA Trust II (c)                               6.45        12/15/2065          21,650
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    7,000   ING Bank N.V. (c)                                          3.75         3/07/2017           7,452
    2,000   ING Capital Funding Trust III                              3.83 (d)             -(g)        2,005
                                                                                                   ----------
                                                                                                        9,457
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
   12,000   QBE Insurance Group Ltd. (c)                               2.40         5/01/2018          11,795

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$  10,000   Suncorp-Metway Ltd. (c)                                    1.70%        3/28/2017      $   10,044
                                                                                                   ----------
                                                                                                       21,839
                                                                                                   ----------
            Total Financials                                                                          266,534
                                                                                                   ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
    5,000   Novartis Capital Corp.                                     2.90         4/24/2015           5,132
                                                                                                   ----------
            INDUSTRIALS (2.5%)
            ------------------
            AIRLINES (0.9%)
   15,000   British Airways PLC (c)                                    5.63         6/20/2020          16,012
   16,075   Virgin Australia Trust (c)                                 5.00        10/23/2023          17,040
                                                                                                   ----------
                                                                                                       33,052
                                                                                                   ----------
            AIRPORT SERVICES (0.3%)
    9,345   Heathrow Funding Ltd. (c)                                  2.50         6/25/2015           9,507
                                                                                                   ----------
            DIVERSIFIED SUPPORT SERVICES (0.5%)
   16,688   Brambles USA, Inc. (c)                                     3.95         4/01/2015          17,124
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
    5,000   Hutchison Whampoa International Ltd. (c)                   6.00                  -(g)       5,313
    5,000   Hutchison Whampoa International Ltd. (c)                   3.50         1/13/2017           5,267
    6,600   Hutchison Whampoa International Ltd. (c)                   2.00        11/08/2017           6,659
                                                                                                   ----------
                                                                                                       17,239
                                                                                                   ----------
            RAILROADS (0.3%)
   10,000   Asciano Finance (c)                                        5.00         4/07/2018          10,798
                                                                                                   ----------
            Total Industrials                                                                          87,720
                                                                                                   ----------
            MATERIALS (2.8%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
    3,597   CRH America, Inc.                                          4.13         1/15/2016           3,783
    5,000   Holcim US Finance S.a r.l & Cie S.C.S. (c)                 6.00        12/30/2019           5,711
                                                                                                   ----------
                                                                                                        9,494
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.2%)
    6,000   Incitec Pivot Finance Ltd. (c)                             4.00        12/07/2015           6,235
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (1.6%)
   10,000   Anglo American Capital plc (c)                             1.18 (d)     4/15/2016          10,035
    5,000   Anglo American Capital plc (c)                             2.63         9/27/2017           5,104
    3,000   Glencore Canada Corp.                                      5.38         6/01/2015           3,140
   10,000   Glencore Funding, LLC (c)                                  1.70         5/27/2016          10,060
   17,000   Rio Tinto Finance USA plc                                  1.07 (d)     6/17/2016          17,185
    1,746   Teck Resources Ltd.                                        3.15         1/15/2017           1,820
    2,000   Xstrata Finance Canada Ltd. (c)                            2.85        11/10/2014           2,017
   10,000   Xstrata Finance Canada Ltd. (c)                            2.70        10/25/2017          10,157
                                                                                                   ----------
                                                                                                       59,518
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    9,840   Yara International ASA (c)                                 5.25        12/15/2014          10,093
                                                                                                   ----------
            GOLD (0.3%)
   10,000   Barrick Gold Corp.                                         2.50         5/01/2018          10,074
                                                                                                   ----------
            STEEL (0.1%)
    1,000   ArcelorMittal                                              9.50         2/15/2015           1,063
    4,000   ArcelorMittal                                              5.00         2/25/2017           4,250
                                                                                                   ----------
                                                                                                        5,313
                                                                                                   ----------
            Total Materials                                                                           100,727
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $603,151)                                  614,107
                                                                                                   ----------

================================================================================

9  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (10.7%)

            FINANCIALS (10.7%)
            ------------------
            ASSET-BACKED FINANCING (10.7%)
$   4,890   Access Group, Inc.                                         0.49% (d)    4/25/2029      $    4,824
    2,337   ACS Pass Through Trust (c)                                 0.46 (d)     6/14/2037           2,230
      990   AmeriCredit Automobile Receivables Trust                   2.19         2/08/2016             991
    5,403   AmeriCredit Automobile Receivables Trust                   3.34         4/08/2016           5,465
    5,725   AmeriCredit Automobile Receivables Trust                   6.24         6/08/2016           5,832
    5,000   AmeriCredit Automobile Receivables Trust                   4.00         5/08/2017           5,157
    7,500   AmeriCredit Automobile Receivables Trust                   1.93         8/08/2018           7,590
    6,000   AmeriCredit Automobile Receivables Trust                   2.09         2/08/2019           6,025
    8,567   ARL First, LLC (c),(i)                                     1.90 (d)    12/15/2042           8,726
    5,000   Avis Budget Rental Car Funding, LLC (c)                    4.64         5/20/2016           5,169
    3,000   Avis Budget Rental Car Funding, LLC (c)                    6.74         5/20/2016           3,137
    8,100   Avis Budget Rental Car Funding, LLC (c)                    3.68        11/20/2017           8,145
   12,000   Avis Budget Rental Car Funding, LLC (c)                    2.62         9/20/2019          11,994
   10,000   Bank One Issuance Trust                                    0.95 (d)     2/15/2017          10,006
    2,161   CenterPoint Energy Transition Bond Co. III, LLC            4.19         2/01/2020           2,264
    1,672   Centre Point Funding, LLC (c)                              5.43         7/20/2016           1,718
    3,018   CIT Equipment Collateral (c)                               1.10         8/22/2016           3,023
    2,000   CIT Equipment Collateral (c)                               1.69         8/22/2016           2,003
    3,027   College Loan Corp. Trust                                   0.72 (d)     1/15/2037           2,696
    6,532   Collegiate Funding Services Education Loan Trust           0.55 (d)     3/28/2035           5,716
      919   Credit Acceptance Auto Loan Trust (c)                      2.61         3/15/2019             922
    5,000   Credit Acceptance Auto Loan Trust (c)                      3.96         9/15/2019           5,067
    3,000   Credit Acceptance Auto Loan Trust (c)                      3.12         3/16/2020           3,066
    3,000   Credit Acceptance Auto Loan Trust (c)                      2.21         9/15/2020           3,041
    3,600   Credit Acceptance Auto Loan Trust (c)                      1.83         4/15/2021           3,622
   13,000   Credit Acceptance Auto Loan Trust (c)                      1.55        10/15/2021          13,011
    4,000   Credit Acceptance Auto Loan Trust (c)                      2.29         4/15/2022           4,017
    6,250   Element Rail Leasing I, LLC (c),(i)                        2.30         4/19/2044           6,238
   10,000   Enterprise Fleet Financing, LLC (c)                        2.10         5/20/2017          10,059
   21,000   Enterprise Fleet Financing, LLC (c)                        1.41        11/20/2017          21,116
    4,594   Exeter Automobile Receivables Trust (c)                    1.29         5/15/2018           4,602
    7,000   Exeter Automobile Receivables Trust (c)                    3.09         7/16/2018           7,163
    1,000   Exeter Automobile Receivables Trust (c)                    2.42         1/15/2019           1,006
    3,300   First Investors Auto Owner Trust (c)                       2.90        11/15/2017           3,346
    7,825   Ford Credit Auto Owner Trust                               2.38         7/15/2016           7,971
    7,000   Fosse Master Issuer plc (c)                                2.18 (d)    10/18/2054           7,110
    5,000   GE Capital Credit Card Master Note Trust (c)               5.39        11/15/2017           5,127
    5,100   GE Capital Credit Card Master Note Trust                   3.69         3/15/2018           5,240
   10,000   GE Capital Credit Card Master Note Trust                   1.51         6/15/2018          10,063
    4,180   GE Equipment Transportation, LLC                           0.90         3/24/2021           4,180
    7,757   Gracechurch Mortgage Financing plc (c)                     1.78 (d)    11/20/2056           7,832
   10,000   Hertz Vehicle Financing, LLC (c)                           1.86         8/25/2017          10,032
    3,331   Holmes Master Issuer plc (c)                               1.78 (d)    10/15/2054           3,357
    4,681   Iowa Student Loan Liquidity Corp.                          0.58 (d)     9/25/2037           4,203
    1,212   MMAF Equipment Finance, LLC (c)                            3.51         1/15/2030           1,236
    1,507   Motor plc (c)                                              1.29         2/25/2020           1,509
    5,000   Permanent Master Issuer plc (c)                            1.78 (d)     7/15/2042           5,031
   11,250   Prestige Auto Receivables Trust (c)                        0.97         3/15/2018          11,255
    5,000   Prestige Auto Receivables Trust (c)                        1.52         4/15/2020           4,996
      327   Prestige Auto Receivables Trust "B" (c)                    2.87         7/16/2018             328
    6,000   Prestige Auto Receivables Trust "B" (c)                    1.74         5/15/2019           6,017
   19,600   Rental Car Finance Corp. (c)                               4.38         2/25/2016          20,010
       39   Santander Drive Auto Receivables Trust                     1.84        11/17/2014              39
    4,670   Santander Drive Auto Receivables Trust (c)                 3.19        10/15/2015           4,687
      115   Santander Drive Auto Receivables Trust (c)                 1.48         5/15/2017             115
   12,500   Santander Drive Auto Receivables Trust                     2.43         5/15/2017          12,510
    2,000   Santander Drive Auto Receivables Trust                     3.09         5/15/2017           2,030

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   3,800   Santander Drive Auto Receivables Trust                     3.89%        7/17/2017      $    3,839
    3,025   Santander Drive Auto Receivables Trust                     1.95         3/15/2019           3,060
    5,577   SLC Student Loan Trust                                     0.53 (d)     7/15/2036           5,142
    8,000   SLC Student Loan Trust                                     0.68 (d)     7/15/2036           6,898
    2,500   SLM Student Loan Trust                                     0.59 (d)    12/15/2023           2,456
    6,278   SLM Student Loan Trust                                     0.61 (d)     1/27/2025           6,079
    1,250   SLM Student Loan Trust                                     0.43 (d)    10/27/2025           1,151
    1,302   SLM Student Loan Trust                                     0.78 (d)    10/25/2038           1,193
    6,857   Trinity Rail Leasing, LP (c)                               2.27         1/15/2043           6,710
    3,965   United Auto Credit Securitization Trust (c)                1.87         9/15/2015           3,972
    5,500   Wheels SPV, LLC (c)                                        1.53         3/20/2021           5,542
    5,000   Wheels SPV, LLC (c)                                        2.30         3/20/2021           5,021
    7,274   World Omni Auto Receivables Trust                          1.91         4/15/2016           7,320
                                                                                                   ----------
                                                                                                      382,248
                                                                                                   ----------
            Total Financials                                                                          382,248
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $378,771)                                            382,248
                                                                                                   ----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

            FINANCIALS (0.1%)
            -----------------
    4,756   Sequoia Mortgage Trust (c) (cost:  $4,833)                 3.00         5/25/2043           4,558
                                                                                                   ----------
            COMMERCIAL MORTGAGE SECURITIES (14.2%)

            FINANCIALS (14.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (12.8%)
      372   Banc of America Commercial Mortgage, Inc.                  5.51         6/10/2039             372
      819   Banc of America Commercial Mortgage, Inc.                  4.94        11/10/2041             823
    2,093   Banc of America Commercial Mortgage, Inc.                  5.35        11/10/2042           2,114
    2,610   Banc of America Commercial Mortgage, Inc.                  5.47        11/10/2042           2,700
      235   Banc of America Commercial Mortgage, Inc.                  4.50         7/10/2043             235
    1,000   Banc of America Commercial Mortgage, Inc.                  4.62         7/10/2043           1,015
    3,830   Banc of America Commercial Mortgage, Inc.                  4.73         7/10/2043           3,951
    2,225   Banc of America Commercial Mortgage, Inc.                  5.09         7/10/2043           2,277
    3,300   Banc of America Commercial Mortgage, Inc.                  4.93         7/10/2045           3,436
    3,000   Banc of America Commercial Mortgage, Inc.                  5.37         7/10/2045           3,032
    5,000   Banc of America Commercial Mortgage, Inc.                  5.12        10/10/2045           5,237
    5,000   Banc of America Commercial Mortgage, Inc.                  5.36        10/10/2045           5,321
    9,814   Banc of America Commercial Mortgage, Inc.                  5.63         7/10/2046          10,624
    3,693   Banc of America Commercial Mortgage, Inc.                  5.32         9/10/2047           3,713
    4,935   Banc of America Commercial Mortgage, Inc.                  5.35         9/10/2047           5,198
    4,141   Banc of America Commercial Mortgage, Inc. (c)              5.64         9/10/2047           4,312
      550   Banc of America Commercial Mortgage, Inc.                  5.45         1/15/2049             550
   10,000   Banc of America Commercial Mortgage, Inc.                  6.46         2/10/2051          11,426
      370   Bear Stearns Commercial Mortgage Securities, Inc.          5.87         9/11/2038             370
      687   Bear Stearns Commercial Mortgage Securities, Inc.          5.17        12/11/2038             701
       81   Bear Stearns Commercial Mortgage Securities, Inc.          4.95         2/11/2041              82
      564   Bear Stearns Commercial Mortgage Securities, Inc.          5.53         9/11/2041             564
    7,268   Bear Stearns Deutsche Bank Trust (c)                       4.72         9/15/2027           7,597
    3,145   Chase Commercial Mortgage Securities Corp. (c)             6.56         5/18/2030           3,279
    3,437   Citigroup Commercial Mortgage Trust                        5.97         3/15/2049           3,711
    1,422   Citigroup Commercial Mortgage Trust                        6.34        12/10/2049           1,447
   15,000   Citigroup Deutsche Bank Commercial Mortgage Trust          5.40         7/15/2044          15,795
    4,300   Commercial Mortgage Trust (c)                              1.75         2/13/2032           4,309
    5,000   Commercial Mortgage Trust                                  4.98         5/10/2043           5,147

================================================================================

11  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   2,983   Commercial Mortgage Trust                                  5.12%        6/10/2044      $    3,105
    2,898   Credit Suisse Commercial Mortgage Trust                    5.98         6/15/2038           3,133
    4,408   Credit Suisse Commercial Mortgage Trust                    5.38         2/15/2040           4,817
      585   Credit Suisse First Boston Mortgage Securities Corp.       5.11         7/15/2036             585
    7,144   Credit Suisse First Boston Mortgage Securities Corp.       4.69         4/15/2037           7,217
    7,000   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           7,365
    8,228   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           8,541
      252   Credit Suisse First Boston Mortgage Securities Corp.       5.86         3/15/2039             253
      783   Credit Suisse Mortgage Capital (c)                         5.78         4/12/2049             786
   10,000   DB-UBS Mortgage Trust                                      3.64         8/10/2044          10,505
    6,838   DB-UBS Mortgage Trust (c)                                  3.74        11/10/2046           7,151
    3,914   GE Capital Commercial Mortgage Corp.                       5.49        11/10/2045           3,929
      410   GMAC Commercial Mortgage Securities, Inc.                  4.55        12/10/2041             411
    5,750   GMAC Commercial Mortgage Securities, Inc.                  4.75         5/10/2043           5,953
    4,200   Greenwich Capital Commercial Funding Corp.                 5.22         4/10/2037           4,387
    8,090   Greenwich Capital Commercial Funding Corp.                 6.01         7/10/2038           8,825
    2,160   Greenwich Capital Commercial Funding Corp.                 4.80         8/10/2042           2,192
    7,570   GS Mortgage Securities Corp. II                            5.55         4/10/2038           8,044
    8,980   GS Mortgage Securities Corp. II                            5.62         4/10/2038           9,640
    4,762   GS Mortgage Securities Corp. II                            4.75         7/10/2039           4,888
    4,500   GS Mortgage Securities Corp. II                            4.78         7/10/2039           4,609
    5,000   GS Mortgage Securities Corp. II                            2.54         1/10/2045           5,148
   10,000   GS Mortgage Securities Corp. II                            2.32         5/10/2045          10,241
    9,979   GS Mortgage Securities Trust                               1.21         7/10/2046           9,999
    3,765   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.90         1/12/2037           3,826
       81   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.20         8/12/2037              81
   11,135   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.12         7/15/2041          11,166
    2,379   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.92         1/15/2042           2,440
      779   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.68         7/15/2042             787
      919   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.70         7/15/2042             928
    3,205   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00         8/15/2042           3,366
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00        10/15/2042           2,105
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.04        10/15/2042           3,097
    2,130   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.42         1/12/2043           2,250
   13,151   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.46         1/12/2043          13,955
    1,212   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.49         4/15/2043           1,237
    2,229   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.79         6/12/2043           2,301
    1,736   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.81         6/12/2043           1,875
    1,953   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.45        12/12/2043           1,950
    2,435   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.43        12/15/2044           2,464
      651   J.P. Morgan Chase Commercial Mortgage Securities Corp.     6.03         4/15/2045             671
    1,329   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.52         5/12/2045           1,379

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$   1,167   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.37%        5/15/2045      $    1,203
    1,650   J.P. Morgan Chase Commercial Mortgage Securities
               Corp. (c)                                               4.11         7/15/2046           1,783
    1,333   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.13         5/15/2047           1,345
   11,653   LB Commercial Mortgage Trust                               6.08         7/15/2044          13,080
    1,267   LB-UBS Commercial Mortgage Trust                           5.00         4/15/2030           1,279
      335   LB-UBS Commercial Mortgage Trust                           5.01         4/15/2030             338
    8,684   LB-UBS Commercial Mortgage Trust                           4.74         7/15/2030           8,927
    4,038   LB-UBS Commercial Mortgage Trust                           4.95         9/15/2030           4,191
    3,778   LB-UBS Commercial Mortgage Trust                           5.62        11/15/2030           3,878
    5,844   LB-UBS Commercial Mortgage Trust                           5.16         2/15/2031           6,191
    5,000   LB-UBS Commercial Mortgage Trust                           5.35        11/15/2038           5,476
    4,000   LB-UBS Commercial Mortgage Trust                           5.41         9/15/2039           4,374
    1,250   LB-UBS Commercial Mortgage Trust                           4.86        12/15/2039           1,278
    3,984   LB-UBS Commercial Mortgage Trust                           5.42         2/15/2040           4,372
    6,000   LB-UBS Commercial Mortgage Trust                           5.46         2/15/2040           6,609
    2,246   Merrill Lynch Mortgage Trust                               4.96         7/12/2038           2,244
    2,000   Merrill Lynch Mortgage Trust                               5.14         7/12/2038           2,080
    2,329   Merrill Lynch Mortgage Trust                               5.86         5/12/2039           2,346
    2,806   Merrill Lynch Mortgage Trust                               4.86         8/12/2039           2,827
    7,500   Merrill Lynch Mortgage Trust                               4.92        10/12/2041           7,625
      209   Merrill Lynch Mortgage Trust                               4.67         6/12/2043             209
      878   Merrill Lynch-Countrywide Commercial Mortgage Trust        6.05         8/12/2049             883
    6,975   Morgan Stanley Capital I, Inc.                             5.57        12/15/2044           7,559
    1,982   Morgan Stanley Capital I, Inc. (c)                         2.60         9/15/2047           2,012
    2,616   Morgan Stanley Capital I, Inc.                             5.78         4/12/2049           2,692
    5,000   Morgan Stanley Capital I, Inc.                             5.27        10/12/2052           5,331
    4,784   Morgan Stanley Dean Witter Capital I, Inc. (c)             5.25        12/17/2043           4,804
    6,554   Motel 6 Trust (c)                                          1.50        10/05/2025           6,576
   30,000   Wachovia Bank Commercial Mortgage Trust                    4.85        10/15/2041          30,439
      700   Wachovia Bank Commercial Mortgage Trust                    4.94         4/15/2042             718
    4,635   Wachovia Bank Commercial Mortgage Trust                    5.12         7/15/2042           4,829
    2,626   Wachovia Bank Commercial Mortgage Trust                    5.41        10/15/2044           2,757
      278   Wachovia Bank Commercial Mortgage Trust                    5.94         6/15/2045             282
      941   Wachovia Bank Commercial Mortgage Trust                    5.57        10/15/2048           1,021
    4,928   Wachovia Bank Commercial Mortgage Trust                    5.31        11/15/2048           5,377
    5,000   Wachovia Bank Commercial Mortgage Trust                    5.93         6/15/2049           5,522
      935   WF-RBS Commercial Mortgage Trust (c)                       3.24         3/15/2044             974
                                                                                                   ----------
                                                                                                      460,371
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
   75,511   Commercial Mortgage Trust, acquired
               8/09/2012-8/27/2012; cost $9,701(j)                     2.09         8/15/2045           8,219
   73,485   Commercial Mortgage Trust, acquired
               11/06/2012; cost $9,851(j)                              2.15        10/15/2045           8,380
   39,824   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $6,084(j)                               2.77         5/10/2045           5,011
   31,830   GS Mortgage Securities Trust, acquired
               11/16/2012; cost $4,910(j)                              2.54        11/10/2045           4,151
   35,028   J.P. Morgan Chase Commercial Mortgage
               Securities Corp., acquired 9/28/2012; cost $4,782(j)    2.30        10/15/2045           3,938
   37,705   Morgan Stanley-BAML Trust, acquired
               10/05/2012; cost $4,899(c),(j)                          2.31        11/15/2045           4,004
   63,763   UBS Commercial Mortgage Trust, acquired
               5/01/2012; cost $9,653(c),(j)                           2.51         5/10/2045           8,232
   34,218   UBS-Barclays Commercial Mortgage Trust,
               acquired 9/14/2012; cost $4,876(c),(j)                  2.32         8/10/2049           4,131

================================================================================

13  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
$  35,250   WF Commercial Mortgage Trust, acquired
               9/21/2012; cost $4,890(c),(j)                           2.28%       10/15/2045      $    4,097
                                                                                                   ----------
                                                                                                       50,163
                                                                                                   ----------
            Total Financials                                                                          510,534
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $499,119)                                     510,534
                                                                                                   ----------
            U.S. GOVERNMENT AGENCY ISSUES (4.2%)(K)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
   10,866   Fannie Mae (+)                                             1.25         9/25/2027          10,392
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
   54,208   Fannie Mae (+)                                             4.23        12/25/2017           6,475
  107,732   Fannie Mae (+)                                             2.33        12/25/2019           8,259
   85,916   Fannie Mae (+)                                             0.91         5/25/2022           4,173
   86,528   Fannie Mae (+)                                             0.76         8/25/2022           3,520
   37,456   Freddie Mac (+)                                            1.85         4/25/2017           1,460
   63,901   Freddie Mac (+)                                            3.27         1/25/2019           7,602
   39,632   Freddie Mac (+)                                            1.91         5/25/2019           3,029
  105,116   Freddie Mac (+)                                            1.83         7/25/2019           7,853
   61,364   Freddie Mac (+)                                            1.51        11/25/2019           3,901
   74,035   Freddie Mac (+)                                            1.44         8/25/2022           6,380
                                                                                                   ----------
                                                                                                       52,652
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.4%)
    7,713   Fannie Mae (+)                                             2.50         4/01/2027           7,800
   22,261   Fannie Mae (+)                                             2.50         5/01/2027          22,514
   14,076   Fannie Mae (+)                                             2.50         8/01/2027          14,236
   10,694   Fannie Mae (+)                                             2.50         8/01/2027          10,815
      517   Fannie Mae (+)                                             4.50         5/01/2023             551
      376   Fannie Mae (+)                                             4.50         2/01/2024             401
      263   Fannie Mae (+)                                             5.00        12/01/2021             287
      728   Fannie Mae (+)                                             5.00         6/01/2023             793
      392   Fannie Mae (+)                                             5.00         9/01/2023             426
      781   Fannie Mae (+)                                             5.00         2/01/2024             851
      524   Fannie Mae (+)                                             5.50        12/01/2020             558
      673   Fannie Mae (+)                                             5.50         2/01/2023             735
    1,746   Fannie Mae (+)                                             5.50         6/01/2023           1,908
      443   Fannie Mae (+)                                             5.50         9/01/2023             484
    1,756   Fannie Mae (+)                                             5.50         6/01/2024           1,917
      866   Fannie Mae (+)                                             6.00        10/01/2022             951
      960   Fannie Mae (+)                                             6.00         1/01/2023           1,049
    1,669   Fannie Mae (+)                                             6.00         1/01/2023           1,847
      872   Fannie Mae (+)                                             6.00         7/01/2023             915
    4,286   Freddie Mac (+)                                            1.56        10/25/2018           4,320
    8,592   Freddie Mac (+)                                            1.78        10/25/2020           8,646
    1,613   Freddie Mac (+)                                            2.27         4/01/2035           1,711
      511   Freddie Mac (+)                                            5.00         5/01/2020             551
      562   Freddie Mac (+)                                            5.00         9/01/2020             606
      154   Freddie Mac (+)                                            5.50        11/01/2018             164
      842   Freddie Mac (+)                                            5.50         4/01/2021             919
                                                                                                   ----------
                                                                                                       85,955
                                                                                                   ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.1%)
    3,000   Private Export Funding Corp. (NBGA)                        1.38         2/15/2017           3,035
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $150,105)                                      152,034
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (0.3%)

            NOTES (0.3%)
$  10,000   .25%, 5/15/2016 (l) (cost:  $9,969)                                                    $    9,963
                                                                                                   ----------
            MUNICIPAL BONDS (8.0%)

            AGRICULTURAL PRODUCTS (0.2%)
    8,000   Washington County                                          1.38%        9/01/2030(m)        8,080
                                                                                                   ----------
            AIRPORT/PORT (0.8%)
    1,250   Chicago Midway Airport                                     1.32         1/01/2016           1,265
    2,000   Chicago Midway Airport                                     1.80         1/01/2017           2,049
   20,000   Chicago Midway Airport                                     3.53         1/01/2041(m)       20,743
      415   Cleveland, (INS)                                           5.24         1/01/2017             439
    2,000   Dallas-Fort Worth International Airport Facilities
               Improvement Corp.                                       1.93        11/01/2014           2,018
    3,000   Houston Airport System                                     5.00         7/01/2015           3,166
                                                                                                   ----------
                                                                                                       29,680
                                                                                                   ----------
            APPROPRIATED DEBT (0.4%)
    1,500   Jacksonville                                               1.16        10/01/2016           1,519
    2,500   Jacksonville                                               1.41        10/01/2017           2,506
    4,000   Jacksonville                                               1.70        10/01/2018           3,973
    4,000   Miami-Dade County                                          5.00         5/01/2031(m)        4,001
    2,000   Pennsylvania Commonwealth Finance Auth.                    4.18         6/01/2015           2,083
                                                                                                   ----------
                                                                                                       14,082
                                                                                                   ----------
            COMMUNITY SERVICE (0.1%)
    1,250   Art Institute of Chicago                                   1.34         3/01/2015           1,256
    1,650   Art Institute of Chicago                                   2.48         3/01/2019           1,601
                                                                                                   ----------
                                                                                                        2,857
                                                                                                   ----------
            EDUCATION (0.5%)
    3,000   George Washington Univ.                                    3.29         9/15/2014           3,021
    5,000   New Jersey EDA                                             3.17         9/01/2014           5,047
   10,000   New Jersey EDA (b)                                         2.42         6/15/2018          10,058
                                                                                                   ----------
            Total Education                                                                            18,126
                                                                                                   ----------
            ELECTRIC UTILITIES (1.8%)
   16,530   Appling County Dev. Auth                                   2.40         1/01/2038(m)       16,408
    5,000   Beaver County IDA                                          4.75         8/01/2033(m)        5,489
   13,310   Beaver County IDA                                          2.50        12/01/2041(m)       13,341
    2,000   Burke County Dev. Auth.                                    1.38        10/01/2032(m)        2,006
    5,000   Burke County Dev. Auth.                                    1.25         1/01/2052(m)        5,030
   10,000   Missouri Environmental Improvement and
               Energy Resources Auth.                                  2.88         5/01/2038(m)       10,257
    3,000   Ohio Water Dev. Auth.                                      3.38         7/01/2033(m)        3,056
    3,000   Pennsylvania Economic Dev. Financing Auth.                 3.00        12/01/2038(m)        3,062
    5,000   West Virginia EDA                                          2.25 (d)     1/01/2041(m)        5,076
                                                                                                   ----------
                                                                                                       63,725
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.1%)
    2,720   Piedmont Municipal Power Agency                            4.34         1/01/2017           2,746
                                                                                                   ----------

================================================================================

15  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (2.3%)
$   3,300   Amelia County IDA                                     0.63(d)%          4/01/2027(m)   $    3,300
    3,000   Bucks County IDA                                      1.38 (d)         12/01/2022(m)        2,998
   23,000   California Pollution Control Financing Auth. (c)      0.55 (d)          8/01/2023(m)       23,000
    8,000   Indiana Finance Authority                             0.47 (d)         12/01/2037(m)        8,001
    4,000   Maricopa County IDA                                   2.63 (d)         12/01/2031(m)        4,006
    1,500   Massachusetts Dev. Finance Agency                     2.13             12/01/2029(m)        1,537
    5,000   Miami-Dade County                                     2.25              9/01/2027(m)        5,040
    2,375   Miami-Dade County IDA                                 2.63              8/01/2023(m)        2,385
      800   Mississippi Business Finance Corp.                    1.38              3/01/2027(m)          796
   15,000   Pennsylvania Economic Dev. Financing Auth.            0.50 (d)          8/01/2045(m)       15,000
   11,000   Phoenix IDA                                           0.53 (d)         12/01/2035(m)       11,000
    2,000   South Carolina Jobs EDA                               1.88 (d)         11/01/2016           2,035
    1,920   Yavapai County IDA                                    0.63 (d)          3/01/2028(m)        1,920
                                                                                                   ----------
                                                                                                       81,018
                                                                                                   ----------
            GENERAL OBLIGATION (0.5%)
    1,050   Andrews County                                        3.08              8/15/2014           1,059
    2,430   Chippewa Valley Schools                               3.65              5/01/2015           2,488
    9,615   City & County of Honolulu                             1.26             11/01/2017           9,531
    1,750   Port of Seattle                                       2.25             12/01/2014           1,770
    3,000   San Bernardino                                        2.14              8/01/2018           2,951
                                                                                                   ----------
                                                                                                       17,799
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
    1,685   Long Beach                                            3.75             11/01/2015           1,683
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.0%)
    1,245   Michigan State Housing Dev. Auth.                     3.30              4/01/2015           1,264
                                                                                                   ----------
            MUNICIPAL FINANCE (0.1%)
    1,943   Kentucky Asset                                        3.17              4/01/2018           2,023
                                                                                                   ----------
            NURSING/CCRC (0.0%)
      660   Waco Health Facilities Dev. Corp. (INS)(ETM)          5.27              2/01/2016             679
                                                                                                   ----------
            SALES TAX (0.1%)
    5,000   Louisiana State                                       2.65 (d)          5/01/2043(m)        5,000
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.1%)
    4,140   Channahon                                             4.00              1/01/2020           3,975
      360   City and County of San Francisco
               Redevelopment Financing Auth. (INS)                5.62              8/01/2016             364
   12,500   JobsOhio Beverage System                              1.12              1/01/2016          12,595
   10,000   JobsOhio Beverage System                              1.57              1/01/2017          10,122
      500   Metropolitan Nashville Airport Auth. (INS)            3.73              7/01/2014             502
    5,000   New Jersey Transportation Trust Fund Auth.            1.76             12/15/2018           4,926
    5,705   New York City Transitional Finance Auth.              3.06              5/01/2015           5,853
                                                                                                   ----------
                                                                                                       38,337
                                                                                                   ----------
            Total Municipal Bonds (cost: $284,838)                                                    287,099
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (7.5%)

            COMMERCIAL PAPER (3.6%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            CABLE & SATELLITE (0.2%)
$   6,545   Cox Enterprises, Inc.  (c),(n)                             0.24%       5/07/2014       $    6,545
                                                                                                   ----------
            ENERGY (2.1%)
            -------------
            OIL & GAS DRILLING (1.2%)
    3,180   Nabors Industries, Inc. (c),(n)                            0.26        5/05/2014            3,180
   15,000   Nabors Industries, Inc. (c),(n)                            0.27        5/09/2014           14,999
   10,000   Nabors Industries, Inc. (c),(n)                            0.26        5/06/2014            9,999
   15,000   Nabors Industries, Inc. (c),(n)                            0.27        5/13/2014           14,999
                                                                                                   ----------
                                                                                                       43,177
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
   12,000   Spectra Energy Capital, LLC (c),(n)                        0.22        5/08/2014           12,000
   20,496   Enbridge US, Inc. (c),(n)                                  0.19        5/09/2014           20,495
                                                                                                   ----------
                                                                                                       32,495
                                                                                                   ----------
            Total Energy                                                                               75,672
                                                                                                   ----------
            FINANCIALS (0.4%)
            -----------------
            SPECIALIZED FINANCE (0.4%)
   14,037   IntercontinentalExchange Group, Inc.  (c),(n)              0.22        5/06/2014           14,036
                                                                                                   ----------
            UTILITIES (0.9%)
            ----------------
            ELECTRIC UTILITIES (0.9%)
   14,835   Northeast Utilities (c),(n)                                0.20        5/01/2014           14,835
   20,000   PPL Electric Utilities Corp. (c),(n)                       0.22        5/05/2014           19,999
                                                                                                   ----------
                                                                                                       34,834
                                                                                                   ----------
            Total Utilities                                                                            34,834
                                                                                                   ----------
            Total Commercial Paper                                                                    131,087
                                                                                                   ----------
            VARIABLE-RATE DEMAND NOTES (3.8%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.2%)
    6,165   Marion EDA  (LOC - Key Bank, N.A.)                         0.25        2/01/2035            6,165
                                                                                                   ----------
            FINANCIALS (0.5%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.5%)
   13,315   New York City Housing Dev. Corp.  (LOC - RBS
               Citizens, N.A.)                                         0.36        3/01/2048           13,315
    4,970   Orange County Housing Finance Auth.  (LOC -
               Compass Bank)                                           1.57        1/15/2040            4,970
                                                                                                   ----------
                                                                                                       18,285
                                                                                                   ----------
            Total Financials                                                                           18,285
                                                                                                   ----------
            INDUSTRIALS (0.1%)
            ------------------
            AIRPORT SERVICES (0.1%)
    2,570   Metropolitan Nashville Airport Auth.  (LOC -
               Regions Bank)                                           2.12        4/01/2030            2,570
                                                                                                   ----------

================================================================================

17  | USAA Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                                COUPON                            VALUE
(000)       SECURITY                                                    RATE         MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
            MATERIALS (0.9%)
            ----------------
            STEEL (0.9%)
$  12,000   Berkeley County                                            0.38%        3/01/2029      $   12,000
   16,800   Blytheville                                                0.38         6/01/2028          16,800
    2,500   St. James Parish                                           0.30        11/01/2040           2,500
                                                                                                   ----------
                                                                                                       31,300
                                                                                                   ----------
            Total Materials                                                                            31,300
                                                                                                   ----------
            MUNICIPAL BONDS (1.3%)
            ----------------------
            APPROPRIATED DEBT (0.3%)
   10,000   Allegheny County  (INS) (LIQ)                              0.32        11/01/2039          10,000
                                                                                                   ----------
            HOSPITAL (0.1%)
    4,925   Washington Health Care Facilities Auth.  (INS) (LIQ)       0.35        12/01/2036           4,925
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.2%)
    7,780   Florida Housing Finance Corp.  (LOC - SunTrust Bank)       0.33         6/01/2034           7,780
                                                                                                   ----------
            NURSING/CCRC (0.5%)
   17,805   New Jersey EDA  (LOC - Santander Bank, N.A.)               0.80         5/15/2033          17,805
                                                                                                   ----------
            SALES TAX (0.2%)
    5,600   Arista Metropolitan District, Series 2006 B (LOC
               - Compass Bank)                                         1.20        12/01/2030           5,600
                                                                                                   ----------
            Total Municipal Bonds                                                                      46,110
                                                                                                   ----------
            UTILITIES (0.8%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
   15,550   Indiana Dev. Finance Auth.                                 0.35        12/01/2038          15,550
   15,200   Indiana Dev. Finance Auth.                                 0.42        12/01/2038          15,200
                                                                                                   ----------
                                                                                                       30,750
                                                                                                   ----------
            Total Utilities                                                                            30,750
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                          135,180
                                                                                                   ----------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
2,099,893   State Street Institutional Liquid Reserve Fund, 0.07% (o)                                   2,100
                                                                                                   ----------
            Total Money Market Instruments (cost: $268,367)                                           268,367
                                                                                                   ----------

            TOTAL INVESTMENTS(COST: $3,530,022)                                                    $3,584,787
                                                                                                   ==========

                                                                                                 UNREALIZED
 NUMBER OF                                                                                      APPRECIATION/
 CONTRACTS                                                            EXPIRATION    CONTRACT    (DEPRECIATION)
LONG/(SHORT)                                                             DATE      VALUE (000)      (000)
-------------------------------------------------------------------------------------------------------------
            FUTURES (1.6%)
     (475)  5yr U.S. Treasury Note Futures                             6/30/2014   $ (56,740)      $     (104)
                                                                                   ----------      ----------

            TOTAL FUTURES                                                          $ (56,740)      $     (104)
                                                                                   ==========      ==========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
  Corporate Obligations                       $          --     $ 1,355,877     $         --     $1,355,877
  Eurodollar and Yankee Obligations                      --         614,107               --        614,107
  Asset-Backed Securities                                --         367,284           14,964        382,248
  Collateralized Mortgage Obligations                    --           4,558               --          4,558
  Commercial Mortgage Securities                         --         510,534               --        510,534
  U.S. Government Agency Issues                          --         152,034               --        152,034
  U.S. Treasury Securities                            9,963              --               --          9,963
  Municipal Bonds                                        --         287,099               --        287,099
Money Market Instruments:
  Commercial Paper                                       --         131,087               --        131,087
  Variable-Rate Demand Notes                             --         135,180               --        135,180
  Money Market Funds                                  2,100              --               --          2,100
-----------------------------------------------------------------------------------------------------------
Total                                         $      12,063     $ 3,557,760     $     14,964     $3,584,787
-----------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------
Futures(1)                                    $        (104)    $        --     $         --     $     (104)
-----------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     ASSET-BACKED
                                                                       SECURITIES
----------------------------------------------------------------------------------
Balance as of July 31,2013                                                 $9,451
Purchases                                                                   6,250
Sales                                                                        (824)
Transfers into Level 3                                                          -
Transfers out of Level 3                                                        -
Net realized gain (loss) on investments                                         -
Change in net unrealized appreciation/depreciation of investments              87
----------------------------------------------------------------------------------
Balance as of April 30, 2014                                              $14,964
----------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), and Short-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

20  | USAA Short-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is

================================================================================

21  | USAA Short-Term Bond Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, which are valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2014 did not include master netting provisions.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $59,472,000 and $4,707,000, respectively, resulting in net unrealized appreciation of $54,765,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,586,829,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.4% of net assets at April 30, 2014.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

23  | USAA Short-Term Bond Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)
EDA     Economic Development Authority
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
REIT    Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        AMBAC Assurance Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp., or Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the Export-Import Bank of the United States.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

SPECIFIC NOTES

(a) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) At April 30, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $12,057,000, which included when-issued securities of $10,058,000.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2014.
(e) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2014.
(f) At April 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(i) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $14,964,000, which represented 0.4% of net assets of the Fund.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $50,163,000, which represented 1.4% of the Fund's net assets.

================================================================================

25  | USAA Short-Term Bond Fund

================================================================================

(k) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(l) Securities with a value of $558,000 are segregated as collateral for initial margin requirements on open futures contracts.
(m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at April 30, 2014.

================================================================================

                                         Notes to Portfolio of Investments |  26

         ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------